Supplemental Oil and Gas Information (unaudited)	12 Months Ended
Dec. 31, 2021
Supplemental Oil and Gas Information (unaudited)
Supplemental Oil and Gas Information (unaudited)

13.Supplemental Oil and Gas Information (unaudited)

Oil and Natural Gas Exploration and Production Activities

Oil and natural gas sales reflect the market prices of net production sold or transferred with appropriate adjustments for royalties, net profit interests and other contractual provisions. Production expenses include lifting costs incurred to operate and maintain productive wells and related equipment including such costs as operating labor, repairs and maintenance, material, supplies, and fuel consumed. Production taxes include production and severance taxes. Depletion of crude oil and natural gas properties relates to capitalized costs incurred in acquisition, exploration, and development activities. Results of operations do not include interest expense and general corporate amounts.

Oil and Natural Gas Reserves and Related Financial Data

Information with respect to the Partnership’s crude oil and natural gas producing activities is presented in the following tables. Reserve quantities, as well as certain information regarding future production and discounted cash flows, were determined by independent third-party reserve engineers, based on information provided by the Partnership.

Oil and Natural Gas Reserve Data

The following tables present the Partnership’s third-party independent reserve engineers estimates of its proved crude oil and natural gas reserves. The Partnership emphasized that reserves are approximations and are expected to change as additional information becomes available. Reservoir engineering is a subjective process of estimating underground accumulations of crude oil and natural gas that cannot be measured in an exact way, and the accuracy of any reserve estimate is a function of the quality of the available data and of engineering and geological interpretation and judgment.

	Natural Gas	Oil
	(MMcf)	(MBbl)	MBoe
Proved Developed and Undeveloped Reserves at December 31, 2018	13,148	4,722	6,914
Revisions of Previous Estimates	(7,494)	(1,681)	(2,930)
Extensions, Discoveries and Other Additions	1,704	917	1,201
Acquisition of Reserves	19,686	1,788	5,069
Production	(1,309)	(386)	(604)
Proved Developed and Undeveloped Reserves at December 31, 2019	25,735	5,360	9,650
Revisions of Previous Estimates	(10,129)	(101)	(1,790)
Extensions, Discoveries and Other Additions	950	798	956
Acquisition of Reserves	8,615	3,918	5,353
Production	(2,506)	(626)	(1,043)
Proved Developed and Undeveloped Reserves at December 31, 2020	22,665	9,349	13,126
Revisions of Previous Estimates	1,838	186	493
Extensions, Discoveries and Other Additions	8,505	1,948	3,365
Acquisition of Reserves	39,254	7,673	14,216
Production	(8,761)	(2,295)	(3,755)
Proved Developed and Undeveloped Reserves at December 31, 2021	63,501	16,861	27,445

Notable changes in proved reserves for the year ended December 31, 2021 included the following:

●	Extensions and discoveries. In 2021, total extensions and discoveries of 3,365 MBoe were primarily attributable to successful drilling in the Eagle Ford and Permian Basins as well as the addition of proved undeveloped locations. Included in these extensions and discoveries were 233 MBoe as a result of successful drilling in the Eagle Ford and Permian Basins and 3,120 MBoe as a result of additional proved undeveloped locations. Extensions from current production were 12 MBoe from the Eagle Ford and Permian Basins.
●	Revisions to previous estimates. In 2021, revisions to previous estimates increased proved developed and undeveloped reserves by a net amount of 493 MBoe. The upward revision in reserves was due to higher crude oil prices, increasing reserves by 1,550 MBoe, offset by unfavorable adjustments attributable to well performance of 1,057 MBoe.
●	Acquisition of reserves. In 2021, total acquisition of reserves of 14,216 MBoe were primarily attributable to acquisitions of oil and natural gas properties in the Permian, Bakken and DJ Basins (see Note 5).

Notable changes in proved reserves for the year ended December 31, 2020 included the following:

●	Extensions and discoveries. In 2020, total extensions and discoveries of 956 MBoe were primarily attributable to successful drilling in the Permian Basin as well as the addition of proved undeveloped locations. Included in these extensions and discoveries were 418 MBoe as a result of successful drilling in the Permian Basin and 494 MBoe as a result of additional proved undeveloped locations. Extensions from current production were 44 MBoe from the Permian Basin.
●	Revisions to previous estimates. In 2020, revisions to previous estimates decreased proved developed and undeveloped reserves by a net amount of 1,790 MBoe. The downward revision in reserves was due to a combination of unfavorable adjustments attributable to well performance and lower crude oil prices, reducing reserves by 1,497 MBoe and 293 MBoe, respectively.
●	Acquisition of reserves. In 2020, acquisition of reserves of 5,353 MBoe were primarily attributable to acquisitions of oil and natural gas properties in the Permian and Bakken Basins (see Note 5).

Notable changes in proved reserves for the year ended December 31, 2019 included the following:

●	Extensions and discoveries. In 2019, total extensions and discoveries of 1,201 MBoe were primarily attributable to successful drilling in the Permian Basin as well as the addition of proved undeveloped locations. Included in these extensions and discoveries were 396 MBoe as a result of successful drilling in the Permian Basin and 805 MBoe as a result of additional proved undeveloped locations.
●	Revisions to previous estimates. In 2019, revisions to previous estimates decreased proved developed and undeveloped reserves by a net amount of 2,930 MBoe. The downward revision in reserves was due to a combination of unfavorable adjustments attributable to the removal of proven undeveloped locations and lower crude oil prices, reducing reserves by 2,105 MBoe and 825 MBoe, respectively.
●	Acquisition of reserves. In 2019, acquisition of reserves of 5,069 MBoe were primarily attributable to acquisitions of oil and natural gas properties in the Bakken and Eagle Ford Basins (see Note 5).

	Natural Gas	Oil
	(MMcf)	(MBbl)	MBoe
Proved Developed Reserves:
December 31, 2018	442	530	604
December 31, 2019	8,381	2,177	3,574
December 31, 2020	15,479	5,256	7,836
December 31, 2021	30,710	6,815	11,934
Proved Undeveloped Reserves:
December 31, 2018	12,706	4,192	6,310
December 31, 2019	17,354	3,183	6,076
December 31, 2020	7,186	4,093	5,290
December 31, 2021	32,791	10,046	15,511

Proved reserves are estimated quantities of crude oil and natural gas, which geological and engineering data indicates with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. Proved developed reserves are proved reserved that can be expected to be recovered through existing wells with existing equipment and operating methods. Proved undeveloped reserves are included for reserves for which there is a high degree of confidence in their recoverability and they are scheduled to be drilled within the next five years.

Standardized Measure of Discounted Future Net Cash Inflows and Changes Therein

Future oil and natural gas sales, production and development costs have been estimated using prices and costs in effect at the end of the years included, as required by ASC 932, Extractive Activities – Oil and Gas (“ASC 932”). ASC 932 requires that net cash flow amounts be discounted at 10%. Future production and development costs are computed by estimating the expenditures to be incurred in developing and producing our oil and natural gas reserves and for asset retirement obligations, assuming continuation of existing economic conditions. Future income tax expenses are computed by applying the appropriate period-end statutory tax rates to the future pretax net cash flow relating to our proved oil and natural gas reserves, less the tax basis of the related properties. The future income tax expenses do not give effect to tax credits, allowances, or the impact of general and administrative costs of ongoing operations relating to the Partnership’s proved oil and natural gas reserves. The projections should not be viewed as realistic estimates of future cash flows, nor should the “standardized measure” be interpreted as representing current value to the Partnership. Material revisions to estimates of proved reserves may occur in the future; development and production of reserves may not occur in the period assumed; actual prices realized are expected to vary significantly from those used and actual costs may vary.

The following table sets forth the standardized measure of discounted future net cash flows attributable to the Partnership’s proved oil and natural gas reserves as of December 31, 2021, 2020 and 2019:

	December 31,
	2021	2020	2019

	(In thousands)
Future cash inflows	$1,428,934	$391,069	$345,651
Future production costs	(381,379)	(145,370)	(92,391)
Future development costs	(175,771)	(66,800)	(89,055)
Future income tax expense	(5,272)	(1,893)	(1,592)
Future net cash flows	866,512	177,006	162,613
10% discount for estimated timing of cash flows	(313,947)	(71,106)	(78,244)
Standardized measure of discounted future net cash flows	$552,565	$105,900	$84,369

A summary of the changes in the standardized measure of discounted future net cash flows attributable to the Partnership’s proved reserves are as follows:

	December 31,
	2021	2020	2019

	(In thousands)
Balance, beginning of year	$105,900	$84,369	$80,986
Sales of oil and natural gas produced, net of production costs	(174,377)	(21,328)	(19,246)
Extensions and discoveries	43,615	7,579	14,068
Previously estimated development cost incurred during the period	12,545	21,346	18,317
Net change of prices and production costs	185,875	(42,576)	(20,175)
Change in future development costs	(2,877)	4,157	(1,745)
Revisions of quantity and timing estimates	15,854	(10,497)	(27,921)
Accretion of discount	10,702	8,516	8,190
Change in income taxes	(2,194)	(332)	125
Acquisition of Reserves	332,947	60,676	33,708
Other	24,575	(6,010)	(1,938)
Balance, end of period	$552,565	$105,900	$84,369